Schedule of Calculation of Fair Value Assumptions (Details) - Share-Based Payment Arrangement, Option [Member]	12 Months Ended
Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected option life (years)	6 years
Risk-free interest rate	3.53%
Expected volatility	104.24%
Expected dividend yield